Segment Information Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 customer segment	Dec. 31, 2014 USD ($) customer segment	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4	4
Export sales | $		$ 19.1	$ 20.1	$ 32.1
Major Customer Percentage Sales	12.00%
Customer Concentration Risk | Sales Revenue, Goods, Net
Segment Reporting Information [Line Items]
Number of major customers	1	1